N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
Entity Central Index Key	0000790560
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
New TSA (HV-2025)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But, you may pay a Sales Charge if you fully or partially surrender your Participant Account value if you fully or partially surrender your Participant Account Value during the first nine Contract Years. Maximum
Surrender Charge is 5% of Participant account value surrendered.

No CDSC applies in the tenth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Fee Table; Contract Charges; Sales Charge
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.	Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes;
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.14%	0.99%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,004
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But, you may pay a Sales Charge if you fully or partially surrender your Participant Account value if you fully or partially surrender your Participant Account Value during the first nine Contract Years. Maximum
Surrender Charge is 5% of Participant account value surrendered.

No CDSC applies in the tenth Contract Year or later.
For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Fee Table; Contract Charges; Sales Charge

Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges	In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Transfers, Loans, and Premium Taxes that are imposed by a State or other government entity.	Fee Table: Transfer Fee; Loan Set-up Fee; Annual Loan Administration Fee; Contract Charges; Premium Taxes;

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.14%	0.99%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,004
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.99%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,299	Highest Annual Cost: $2,004
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses

Lowest Annual Cost [Dollars]	$ 1,299
Highest Annual Cost [Dollars]	$ 2,004
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit. If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn) (1)	5%
Transfer Fee (2)	$5
Loan Set-up Fee (3)	$25
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Loan Administration Fee (4)	$25	$0
Annual Maintenance Fee (5)	$30	$0
Base Contract Fee (as a percentage of average daily Sub-Account value) (6)	1.25%	0.00%
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	0.99%
(1)We do not deduct a sales charge from premiums at the time they are paid. However, We may deduct a Sales Charge when Participant Account value is withdrawn upon a surrender or partial surrender or a certain annuity payment option is elected. The amount of the Sales Charge decreases over time, measured from the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders. The Sales Charge schedule is as follows:
Participant’s Contract Years	Sales Charge as a percentage of Participant Account value Surrendered
During the First through the Fifth Year	5%
During the Sixth Year	4%
During the Seventh Year	3%
During the Eighth Year	2%
During the Ninth Year	1%
During the Tenth Year and thereafter	0%
Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.(2)The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.(3)This is the maximum fee we would charge.(4)We deduct this $25 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the annual loan administration fee. This does not include an interest charge under the terms of the loan.(5)We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(6)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate of 1.25% against all Contract values in the Sub-Accounts.We may eliminate or change the Transfer Fee, Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a sales charge from premiums at the time they are paid. However, We may deduct a Sales Charge when Participant Account value is withdrawn upon a surrender or partial surrender or a certain annuity payment option is elected. The amount of the Sales Charge decreases over time, measured from the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Sales Charge on certain types of Surrenders. The Sales Charge schedule is as follows: Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant’s Contract Years completed with respect to the Participant’s Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.
Exchange Fee, Maximum [Dollars]	$ 5
Exchange Fee, Footnotes [Text Block]	The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate of 1.25% against all Contract values in the Sub-Accounts.
Other Annual Expense, Maximum [Dollars]	$ 30
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	0.99%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	0.99%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,958
Surrender Expense, 3 Years, Maximum [Dollars]	12,074
Surrender Expense, 5 Years, Maximum [Dollars]	17,259
Surrender Expense, 10 Years, Maximum [Dollars]	26,232
Annuitized Expense, 1 Year, Maximum [Dollars]	2,296
Annuitized Expense, 3 Years, Maximum [Dollars]	7,134
Annuitized Expense, 5 Years, Maximum [Dollars]	12,231
Annuitized Expense, 10 Years, Maximum [Dollars]	26,202
No Surrender Expense, 1 Year, Maximum [Dollars]	2,326
No Surrender Expense, 3 Years, Maximum [Dollars]	7,164
No Surrender Expense, 5 Years, Maximum [Dollars]	12,261
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,232
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first nine Participant Contract Years, we will deduct a contingent deferred Sales Charge if you surrender or take a withdrawal from the Contract. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that e or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Participant Loan	The Participant may be able request a loan from his or her Participant Account value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $25 and annual loan administration fee of $25.	• Must be permitted by the Code and the terms of the Plan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans. If the
participant dies on or after
age 65, then the Contract
pays a death benefit equal to
the Participant Account
Value, less any outstanding
charges and loan balances.
		Standard	None	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. • The deduction of advisory fees will reduce your death benefit.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Participant Loan	The Participant may be able request a loan from his or her Participant Account value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $25 and annual loan administration fee of $25.	• Must be permitted by the Code and the terms of the Plan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Growth	American Century VP Capital Appreciation Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-28.11%	7.91%	10.25%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Insurance Allocation--50% to 70% Equity	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.63%	-15.41%	6.33%	7.58%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP Asset Manager Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60%	-14.94%	3.75%	5.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60%	-26.31%	8.66%	11.43%
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61%	-24.46%	12.42%	14.81%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77%	-24.48%	2.61%	5.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-2025
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Mid-Cap Growth	American Century VP Capital Appreciation Fund - Class I* Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-28.11%	7.91%	10.25%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Insurance Allocation--50% to 70% Equity	Calvert VP SRI Balanced Portfolio - Class I Adviser: Calvert Research and Management Subadviser: N/A	0.63%	-15.41%	6.33%	7.58%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP Asset Manager Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60%	-14.94%	3.75%	5.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Fidelity® VIP Contrafund® Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60%	-26.31%	8.66%	11.43%
US Insurance Large Growth	Fidelity® VIP Growth Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61%	-24.46%	12.42%	14.81%
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77%	-24.48%	2.61%	5.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
New TSA (HV-2025) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
New TSA (HV-2025) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
New TSA (HV-2025) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
New TSA (HV-2025) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
New TSA (HV-2025) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first nine Participant Contract Years, we will deduct a contingent deferred Sales Charge if you surrender or take a withdrawal from the Contract.
New TSA (HV-2025) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
New TSA (HV-2025) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
New TSA (HV-2025) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that e or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
New TSA (HV-2025) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
New TSA (HV-2025) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
New TSA (HV-2025) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
New TSA (HV-2025) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
New TSA (HV-2025) | AmericanCenturyVPCapitalAppreciationFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century VP Capital Appreciation Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(28.11%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.25%
New TSA (HV-2025) | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
New TSA (HV-2025) | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.33%
Average Annual Total Returns, 10 Years [Percent]	7.58%
New TSA (HV-2025) | FidelityVIPAssetManagerPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.94%)
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	5.66%
New TSA (HV-2025) | FidelityVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
New TSA (HV-2025) | FidelityVIPOverseasPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
New TSA (HV-2025) | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(24.48%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.74%
New TSA (HV-2025) | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.19%
New TSA (HV-2025) | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
New TSA (HV-2025) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
New TSA (HV-2025) | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	5.13%
New TSA (HV-2025) | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
New TSA (HV-2025) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
New TSA (HV-2025) | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
New TSA (HV-2025) | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
New TSA (HV-2025) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 25
Standard Benefit Expense, Current [Dollars]	$ 25
Brief Restrictions / Limitations [Text Block]	• Must be permitted by the Code and the terms of the Plan.
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $25. In addition, while your loan is outstanding, we deduct a $25 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
New TSA (HV-2025) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Limited to Participants who have terminated their employment with the Employer;• Duration of payments may not extend beyond the Participant’s life expectancy;• A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
New TSA (HV-2025) | LoanMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This is the maximum fee we would charge.
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Footnotes [Text Block]	We deduct this $25 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the annual loan administration fee. This does not include an interest charge under the terms of the loan.
Other Annual Expense, Minimum [Dollars]	$ 0
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Footnotes [Text Block]	We deduct this $25 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the annual loan administration fee. This does not include an interest charge under the terms of the loan.
New TSA (HV-2025) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received.• The deduction of advisory fees will reduce your death benefit.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date:Death Prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options under Separate Account Two (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement.Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.